SEI LIQUID ASSET TRUST

Prime Obligation Fund

Supplement dated January 11, 2008
to the Class A Shares Prospectus dated October 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Liquid Asset Trust approved a change in the availability of a list of all portfolio holdings in the Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 9 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-482 (01/08)

SEI LIQUID ASSET TRUST

Prime Obligation Fund

Supplement dated January 11, 2008
to the Statement of Additional Information ("SAI") dated October 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on December 5, 2007, the Board of Trustees of SEI Liquid Asset Trust approved a change in the availability of a list of all portfolio holdings in the Fund for each month from thirty calendar days after the end of such month to fifteen calendar days after the end of such month. Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-24 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-483 (01/08)